PREFERRED SHARES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Preferred shares	$ 20,000,000	$ 20,000,000
Dividend payables	$ 0	$ 0
Preference shares
Disclosure of classes of share capital [line items]
Expected dividend payable as percentage	6.00%
Brookfield Infrastructure Holdings (Canada) Inc. | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	196,000
Preferred shares	$ 5,000,000
Brookfield Infrastructure US Holdings I Corporation | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1
Preferred shares	$ 5,000,000
Redemption price per share (in usd per share)	$ 5,000,000
BIP Bermuda Holdings I Limited | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	400,000
Preferred shares	$ 10,000,000
Brookfield Infrastructure Holdings (Canada) Inc. and BIP Bermuda Holdings I Limited | Preference shares
Disclosure of classes of share capital [line items]
Redemption price per share (in usd per share)	$ 25